First Trust Short Duration High Income Fund
Portfolio of Investments
January 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 74.0%
	Aerospace & Defense – 0.7%
$284,853	Atlantic Aviation FBO, Inc. (KKR Apple Bidco, LLC), 1st Lien Term Loan, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	09/23/28	$283,981
467,059	Peraton Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/01/28	466,279
402,200	Spirit Aerosystems, Inc., New Term Loan B, 3 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	01/15/25	403,206
				1,153,466
	Apparel Retail – 0.1%
142,681	Authentic Brands Group (ABG Intermediate Holdings 2, LLC), Delayed Draw Term Loan B2, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	12/21/28	142,235
22,381	Authentic Brands Group (ABG Intermediate Holdings 2, LLC), Delayed Draw Term Loan B3, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	12/21/28	22,311
22,381	Authentic Brands Group (ABG Intermediate Holdings 2, LLC), Term Loan B1, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	12/21/28	22,312
				186,858
	Apparel, Accessories & Luxury Goods – 0.1%
155,535	Careismatic Brands/New Trojan, Inc. (fka Strategic Partners), Initial Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	01/06/28	152,879
	Application Software – 14.2%
208,990	ConnectWise, LLC, Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	09/30/28	208,430
1,499,960	Epicor Software Corp., First Lien Term Loan C, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/30/27	1,495,535
71	Flexera Software, LLC, 2020 Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	70
27,872	Flexera Software, LLC, 2020 Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	27,860
1,564,592	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/01/27	1,565,077
2,381,499	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	12/01/27	2,380,023
3,625,543	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	07/01/24	3,623,730
696,001	Imprivata, Inc., Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	11/30/27	694,407
1,245,413	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	1,238,414
1,102,775	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2nd Lien Term Loan, 1 Mo. LIBOR + 6.25%, 0.00% Floor	6.36%	02/23/29	1,107,605
2,264,437	Internet Brands, Inc. (Web MD/MH Sub I, LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	09/13/24	2,252,277
95,271	ION Trading Technologies, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	4.97%	04/01/28	95,271
1,589,336	LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	4.86%	08/31/27	1,574,857
1,364,523	McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.86%	09/30/24	1,362,968
122,644	MeridianLink, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	11/09/28	122,389

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$1,375,344	Micro Focus International (MA Financeco, LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	06/05/25	$1,373,625
270,979	N-Able, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	07/19/28	269,795
239,933	RealPage, Inc., Second Lien Term Loan, 1 Mo. LIBOR + 6.50%, 0.75% Floor	7.25%	04/22/29	242,452
785,327	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	04/24/28	780,992
3,485,003	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	02/05/24	3,449,073
262,133	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.50% Floor	4.50%	06/04/28	261,923
68,829	Ultimate Kronos Group (UKG, Inc.), 2021 Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	05/03/26	68,602
				24,195,375
	Asset Management & Custody Banks – 0.8%
1,293,524	Edelman Financial Engines Center, LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	04/07/28	1,289,256
	Auto Parts & Equipment – 0.5%
204,701	Clarios Global L.P. (Power Solutions), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	04/30/26	203,524
87,967	Dexko Global (Dornoch Debt Merger Sub, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	10/04/28	87,784
598,016	Truck Hero, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	01/31/28	596,115
				887,423
	Broadcasting – 0.8%
125,062	E.W. Scripps Company, Tranche B-3 Term Loan, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	01/07/28	124,906
664,787	iHeartCommunications, Inc., Second Amendment Incremental Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	05/01/26	663,405
271,133	Sinclair Television Group, Inc., Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.36%	01/03/24	266,049
254,564	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan C-5, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/15/24	254,200
89,741	Univision Communications, Inc., 2021 Replacement New First Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/24/26	89,550
				1,398,110
	Building Products – 0.1%
85,802	Griffon Corp., Term Loan B, 1 Mo. SOFR + 2.75%, 0.50% Floor	3.25%	01/24/29	85,659
	Cable & Satellite – 0.8%
386,772	DIRECTV Holdings, LLC, Term Loan B, 3 Mo. LIBOR + 5.00%, 0.75% Floor	5.75%	07/31/27	387,016
994,366	Radiate Holdco, LLC (RCN), Inc. Amendment No. 6 Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	09/25/26	991,979
				1,378,995
	Casinos & Gaming – 2.6%
214,362	Caesars Resort Collection, LLC, New Term Loan B-1, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	07/20/25	214,094
1,564,924	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	12/22/24	1,555,628

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Casinos & Gaming (Continued)
$1,508,429	Golden Nugget, Inc. (Fertitta Entertainment, LLC), Initial Term Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor	4.50%	01/27/29	$1,512,834
1,093,109	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	08/14/24	1,089,491
				4,372,047
	Construction & Engineering – 0.4%
637,581	USIC, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	05/15/28	635,420
	Data Processing & Outsourced Services – 0.0%
78,156	Paysafe Holdings (US) Corp., New Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	06/24/28	76,300
	Education Services – 0.3%
568,458	Ascensus Holdings, Inc. (Mercury), Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	08/02/28	565,854
	Electric Utilities – 1.7%
3,027,377	PG&E Corp., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/23/25	2,966,829
	Electronic Equipment & Instruments – 0.9%
916,187	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	11/03/28	913,897
581,320	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.18%	08/20/25	575,832
				1,489,729
	Environmental & Facilities Services – 1.4%
471,360	Allied Universal Holdco, LLC, Initial Term Loan, 3 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	05/14/28	469,866
1,590,683	Packers Holdings, LLC (PSSI), Term Loan B, 6 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	1,581,409
381,678	TruGreen L.P., Second Refinancing Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	11/02/27	381,869
				2,433,144
	Health Care Distributors – 0.3%
478,141	Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.35%-4.36%	07/09/25	471,963
44,112	Radiology Partners, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.36%	07/09/25	43,543
				515,506
	Health Care Equipment – 0.0%
85,427	Embecta Corp., Term Loan B, 1 Mo. SOFR + 3.00%, 0.50% Floor	3.50%	02/28/29	85,374
	Health Care Facilities – 0.2%
190,761	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	08/24/28	190,940
141,757	WP CityMD Bidco, LLC (Summit Health), Incremental Term Loan B, 6 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	11/18/28	141,492
				332,432
	Health Care Services – 11.8%
324,171	AccentCare (Pluto Acquisition I, Inc.), New Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.18%	06/20/26	322,225

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$1,383,287	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 1 Mo. LIBOR + 3.38%, 0.50% Floor	3.88%	12/23/27	$1,372,691
634,534	ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B3, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	12/23/27	632,288
1,027,674	Air Methods Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	967,041
269,221	athenahealth, Inc. (Minerva Merger Sub, Inc.), Delayed Draw Term Loan, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	01/27/29	267,932
1,588,407	athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	01/27/29	1,580,798
1,049,956	Aveanna Healthcare, LLC, 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	07/15/28	1,045,084
244,788	Aveanna Healthcare, LLC, Delayed Draw Term Loan, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	07/15/28	243,652
678,085	Brightspring Health (Phoenix Guarantor, Inc.), Incremental Term Loan B-3, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.60%	03/05/26	675,312
1,373,761	CHG Healthcare Services, Inc., Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	09/30/28	1,374,104
339,747	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/01/28	335,878
425,565	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/01/28	420,718
25,704	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan C, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/01/28	25,411
2,410,421	Envision Healthcare Corporation, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.86%	10/10/25	1,861,833
2,070,742	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	10/29/28	2,065,234
114,186	Global Medical Response, Inc. (fka Air Medical), 2021 Refinancing Term Loan, 6 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	10/02/25	114,115
56,967	Help at Home (HAH Group Holding Company, LLC), Delayed Draw Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	56,861
450,755	Help at Home (HAH Group Holding Company, LLC), Initial Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	449,912
1,062,550	Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	11/30/27	1,061,444
538,833	Radnet Management, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	04/22/28	537,486
1,357	Radnet Management, Inc., Term Loan B, 3 Mo. PRIME+ 2.00%, 3.25% Floor	5.25%	04/22/28	1,354
73,836	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.75% Floor	5.50%	02/28/28	74,021
1,365,418	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	1,315,580
1,041,331	U.S. Anesthesia Partners Intermediate Holdings, Inc., New Term Loan B, 6 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	09/30/28	1,038,405
2,323,895	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.13%	06/28/26	2,291,570
				20,130,949
	Health Care Supplies – 0.3%
500,000	Medline Borrower, L.P. (Mozart), Initial Dollar Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	10/21/28	497,735

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Technology – 5.2%
$1,173,914	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	12/16/25	$1,172,200
56,544	Clario (fka eResearch Technology, Inc.), Incremental Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	02/04/27	56,651
787,735	Ensemble RCM, LLC (Ensemble Health), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	4.05%	08/01/26	787,569
857,071	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/10/28	854,260
147,948	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.11%	10/23/26	147,671
88,122	Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	07/25/26	88,177
251,512	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	07/25/26	250,066
3,153,553	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.11%	08/27/25	3,150,399
649,065	Zelis Payments Buyer, Inc., New Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.60%	09/30/26	644,197
1,781,145	Zelis Payments Buyer, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	09/30/26	1,773,166
				8,924,356
	Homefurnishing Retail – 0.5%
466,436	At Home Holding III, Inc. (Ambience), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	07/23/28	465,125
461,342	Rent-A-Center, Inc., New Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	02/15/28	459,418
				924,543
	Hotels, Resorts & Cruise Lines – 0.2%
276,898	Alterra Mountain Company, Term Loan B-2, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	08/17/28	276,206
	Industrial Machinery – 1.1%
99,611	Filtration Group Corporation, 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	10/21/28	99,404
1,689,300	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B1 (USD), 6 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	07/31/27	1,689,300
				1,788,704
	Insurance Brokers – 5.6%
2,862,023	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	05/09/25	2,834,061
335,771	AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	02/13/27	335,247
349,959	AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	02/13/27	349,084
500,000	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	02/12/27	496,330
865,687	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	01/27/27	855,230
358,077	Cross Financial Corp., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	09/15/27	358,525
3,400,066	HUB International Limited, New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/25/25	3,392,144

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$132,165	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	09/01/27	$131,778
847,373	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	3.22%	05/15/24	842,077
				9,594,476
	Integrated Telecommunication Services – 2.6%
1,492,599	Frontier Communications Corp., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	05/01/28	1,488,494
2,615,182	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	3.93%	01/31/26	2,596,876
266,313	Numericable (Altice France S.A. or SFR), Term Loan B-13, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.11%	08/14/26	265,094
				4,350,464
	Managed Health Care – 0.5%
861,380	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	08/31/28	835,650
	Metal & Glass Containers – 0.3%
108,717	Altium Packaging (fka Consolidated Container), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	02/03/28	107,579
427,273	PODS, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	03/31/28	425,965
				533,544
	Movies & Entertainment – 1.6%
185,611	Cineworld Group PLC (Crown), New Priority Term Loan, 6 Mo. LIBOR + 8.25%, 1.00% Floor	9.25%	05/23/24	196,515
334,217	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (c)	15.25%	05/23/24	393,959
2,287,101	Cineworld Group PLC (Crown), Term Loan B, 3 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	02/28/25	1,730,650
153,032	PUG, LLC (Stubhub/Viagogo), Incremental Term Loan B-2, 1 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	02/13/27	152,650
223,525	PUG, LLC (Stubhub/Viagogo), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	02/12/27	221,475
				2,695,249
	Packaged Foods & Meats – 0.2%
100,512	BellRing Brands, LLC, 2021 Refinancing Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/21/24	100,441
178,927	Simply Good Foods (Atkins Nutritionals, Inc.), New Term Loan B, 1 Mo. SOFR + 3.25%, 0.50% Floor	3.75%	07/07/24	180,045
				280,486
	Paper Packaging – 0.8%
1,446,423	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	09/20/28	1,442,358
	Pharmaceuticals – 4.6%
228,819	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (d)	8.50%	09/30/25	230,577
1,198,229	Jazz Pharmaceuticals, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	05/05/28	1,198,085

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Pharmaceuticals (Continued)
$1,933,227	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 5.25%, 0.75% Floor (e)	6.00%	09/24/24	$1,805,150
287,071	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor (e)	6.25%	02/24/25	268,233
1,758,846	Nestle Skin Health (Sunshine Lux VII SARL/Galderma), 2021 Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	10/02/26	1,756,436
2,418,066	Parexel International Corp. (Phoenix Newco), First Lien Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	11/15/28	2,416,930
96,706	Perrigo Rx (Padagis, LLC), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.50% Floor	5.25%	07/06/28	96,405
				7,771,816
	Research & Consulting Services – 1.7%
1,555,034	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	10/31/26	1,551,628
364,928	Corelogic, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	06/02/28	362,647
147,107	J.D. Power (Project Boost Purchaser, LLC), 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	05/26/26	147,016
664,467	Nielsen Consumer, Inc. (Indy US Holdco, LLC)), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	3.85%-3.86%	03/05/28	663,916
129,603	Veritext Corporation (VT TopCo, Inc.), Non-Fungible 1st Lien Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/10/25	129,710
				2,854,917
	Restaurants – 1.6%
148,500	IRB Holding Corp. (Arby’s/Inspire Brands), New Term Loan B 2022, 1 Mo. SOFR + 3.00%, 0.75% Floor	3.75%	12/15/27	148,500
1,870,447	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 6 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	1,865,191
652,208	Whatabrands, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	07/31/28	650,173
				2,663,864
	Soft Drinks – 0.3%
463,367	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub, LLC)), 1st Lien Term Loan, 1 Mo. SOFR + 3.25%, 0.50% Floor	3.75%	01/24/29	462,538
67,974	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub, LLC)), 2nd Lien Term Loan, 1 Mo. SOFR + 6.00%, 0.50% Floor	6.50%	01/24/30	68,313
26,733	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub, LLC)), Delayed Draw Term Loan, 1 Mo. SOFR + 3.25%, 0.50% Floor	3.75%	01/24/29	26,685
				557,536
	Specialized Consumer Services – 1.7%
629,238	Asurion, LLC, 2nd Lien Term Loan B-4, 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.36%	01/20/29	629,635
1,262,056	Asurion, LLC, Second Lien Term Loan B-3, 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.36%	01/31/28	1,263,104
851,172	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.13%, 0.00% Floor	3.23%	11/03/23	848,660
190,893	Driven Holdings, LLC, 2021 Term Loan B, 12 Mo. LIBOR + 3.00%, 0.50% Floor	3.52%	11/30/28	190,177
				2,931,576

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Specialized Finance – 0.3%
$474,756	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	01/08/27	$474,756
	Specialty Stores – 1.8%
726,292	Bass Pro Group, LLC (Great Outdoors Group, LLC), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/05/28	725,537
1,933,695	Petco Animal Supplies, Inc., Initial Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/03/28	1,930,833
380,339	Petsmart, Inc., Initial Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/12/28	379,506
				3,035,876
	Systems Software – 4.2%
2,659,766	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	09/19/24	2,654,632
230,570	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor	6.25%	09/19/25	231,614
296,598	BeyondTrust (Brave Parent Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.11%	04/19/25	296,506
859,324	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 3 Mo. LIBOR + 3.75%, 0.00% Floor	3.97%	10/02/25	855,852
308,537	Idera, Inc., Initial Term Loan, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/15/28	308,472
675,809	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	673,214
603,891	Proofpoint, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	08/31/28	600,533
965,995	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.69%	03/05/27	960,683
590,893	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.35%	03/15/26	589,907
				7,171,413
	Trading Companies & Distributors – 0.5%
2,128	SRS Distribution, Inc., 2021 Refinancing Term Loan, 3 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	06/04/28	2,125
844,833	SRS Distribution, Inc., 2021 Refinancing Term Loan, 6 Mo. LIBOR + 3.75%, 0.50% Floor	4.27%	06/04/28	843,540
43,385	SRS Distribution, Inc., 2022 Refinancing Term Loan, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	06/04/28	43,358
				889,023
	Trucking – 0.7%
1,004,599	Hertz (The) Corporation, Exit Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	06/30/28	1,003,976
190,280	Hertz (The) Corporation, Exit Term Loan C, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	06/30/28	190,162
				1,194,138
	Total Senior Floating-Rate Loan Interests			126,020,291
	(Cost $127,024,244)

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 14.3%
	Application Software – 0.2%
$291,000	LogMeIn, Inc. (f)	5.50%	09/01/27	$283,382
	Automotive Retail – 0.1%
155,000	KAR Auction Services, Inc. (f)	5.13%	06/01/25	155,415
	Broadcasting – 2.1%
572,000	Cumulus Media New Holdings, Inc. (f)	6.75%	07/01/26	589,149
454,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (f)	5.38%	08/15/26	209,600
1,097,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (f)	6.63%	08/15/27	285,220
533,000	Gray Television, Inc. (f)	7.00%	05/15/27	562,251
741,000	iHeartCommunications, Inc.	8.38%	05/01/27	774,801
625,000	iHeartCommunications, Inc. (f)	4.75%	01/15/28	623,278
34,000	Sinclair Television Group, Inc. (f)	5.88%	03/15/26	34,378
61,000	Sinclair Television Group, Inc. (f)	5.13%	02/15/27	57,572
397,000	Univision Communications, Inc. (f)	6.63%	06/01/27	417,447
				3,553,696
	Cable & Satellite – 1.7%
3,001,000	CSC Holdings, LLC (f)	5.75%	01/15/30	2,825,922
	Casinos & Gaming – 1.7%
25,000	Boyd Gaming Corp. (f)	8.63%	06/01/25	26,552
924,000	Caesars Entertainment, Inc. (f)	6.25%	07/01/25	955,291
1,443,000	Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. (f)	6.75%	01/15/30	1,404,450
486,000	Golden Nugget, Inc. (f)	6.75%	10/15/24	486,671
				2,872,964
	Communications Equipment – 0.1%
200,000	CommScope Technologies, LLC (f)	6.00%	06/15/25	194,662
	Health Care Facilities – 1.0%
536,000	Select Medical Corp. (f)	6.25%	08/15/26	551,177
173,000	Tenet Healthcare Corp. (f)	4.63%	06/15/28	171,732
1,005,000	Tenet Healthcare Corp. (f)	6.13%	10/01/28	1,008,246
				1,731,155
	Health Care Services – 1.0%
1,468,000	Global Medical Response, Inc. (f)	6.50%	10/01/25	1,470,356
144,000	ModivCare, Inc. (f)	5.88%	11/15/25	149,868
69,000	Team Health Holdings, Inc. (f)	6.38%	02/01/25	61,862
				1,682,086
	Health Care Technology – 1.3%
1,687,000	Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc. (f)	5.75%	03/01/25	1,692,651
480,000	Verscend Escrow Corp. (f)	9.75%	08/15/26	504,718
				2,197,369
	Insurance Brokers – 2.4%
1,069,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (f)	6.75%	10/15/27	1,059,299
85,000	AmWINS Group, Inc. (f)	4.88%	06/30/29	83,318
2,211,000	AssuredPartners, Inc. (f)	7.00%	08/15/25	2,211,741
676,000	HUB International Ltd. (f)	7.00%	05/01/26	692,883
				4,047,241

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Integrated Telecommunication Services – 1.0%
$215,000	Frontier Communications Holdings, LLC (f)	5.88%	10/15/27	$221,731
316,000	Frontier Communications Holdings, LLC (f)	5.00%	05/01/28	313,562
500,000	Frontier Communications Holdings, LLC (f)	6.75%	05/01/29	502,130
748,000	Zayo Group Holdings, Inc. (f)	6.13%	03/01/28	708,573
				1,745,996
	Managed Health Care – 0.6%
1,093,000	MPH Acquisition Holdings, LLC (f)	5.75%	11/01/28	984,919
	Movies & Entertainment – 0.0%
43,000	Live Nation Entertainment, Inc. (f)	6.50%	05/15/27	46,344
	Paper Packaging – 0.2%
348,000	Graham Packaging Co., Inc. (f)	7.13%	08/15/28	353,691
	Pharmaceuticals – 0.1%
135,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V. (f)	5.13%	04/30/31	135,105
	Research & Consulting Services – 0.1%
118,000	Nielsen Finance, LLC/Nielsen Finance Co. (f)	5.63%	10/01/28	118,631
	Restaurants – 0.6%
922,000	IRB Holding Corp. (f)	7.00%	06/15/25	962,333
78,000	IRB Holding Corp. (f)	6.75%	02/15/26	79,455
				1,041,788
	Systems Software – 0.1%
258,000	Boxer Parent Co., Inc. (f)	9.13%	03/01/26	269,267
	Total Corporate Bonds and Notes			24,239,633
	(Cost $24,994,893)
FOREIGN CORPORATE BONDS AND NOTES – 6.3%
	Auto Parts & Equipment – 0.0%
88,000	Clarios Global L.P./Clarios US Finance Co. (f)	8.50%	05/15/27	92,131
	Building Products – 1.0%
1,455,000	Cemex S.A.B. de C.V. (f)	7.38%	06/05/27	1,589,296
100,000	Cemex S.A.B. de C.V. (f)	5.45%	11/19/29	103,866
				1,693,162
	Data Processing & Outsourced Services – 0.3%
485,000	Paysafe Finance PLC/Paysafe Holdings US Corp. (f)	4.00%	06/15/29	434,822
	Environmental & Facilities Services – 0.1%
114,000	Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.A.R.L. (f)	4.63%	06/01/28	109,429
76,000	Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.A.R.L. (f)	4.63%	06/01/28	72,019
				181,448
	Pharmaceuticals – 4.9%
2,820,000	Bausch Health Cos., Inc. (f)	6.13%	04/15/25	2,876,047
857,000	Bausch Health Cos., Inc. (f)	6.13%	02/01/27	861,649
3,926,000	Endo DAC/Endo Finance, LLC/Endo Finco, Inc. (f)	9.50%	07/31/27	3,887,663
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (e) (f) (g)	5.63%	10/15/23	134,025
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (e) (f) (g)	5.50%	04/15/25	134,128

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$416,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (e) (f)	10.00%	04/15/25	$436,228
				8,329,740
	Total Foreign Corporate Bonds and Notes			10,731,303
	(Cost $11,228,058)

Shares	Description	Value
COMMON STOCKS – 0.4%
	Broadcasting – 0.0%
426	Cumulus Media Holdings (h)	4,367
	Electric Utilities – 0.2%
14,134	Vistra Corp.	308,263
	Oil & Gas Exploration & Production – 0.0%
47,894	Ascent Resources - Marcellus LLC Class A Common Shares (h) (i)	59,867
	Pharmaceuticals – 0.2%
26,696	Akorn, Inc. (h) (i)	252,504
	Total Common Stocks	625,001
	(Cost $683,527)
WARRANTS – 0.0%
	Movies & Entertainment – 0.0%
97,523	Cineworld Group PLC (Crown), expiring 11/23/25 (h) (j)	26,428
	Oil & Gas Exploration & Production – 0.0%
12,400	Ascent Resources - Marcellus, LLC First Lien Warrants, expiring 3/20/23 (h) (j)	310
	Total Warrants	26,738
	(Cost $1,240)
RIGHTS – 0.0%
	Electric Utilities – 0.0%
14,134	Vistra Energy Corp., no expiration date (h) (j)	19,364
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (h) (j) (k) (l)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (h) (j) (k) (l)	0
		0
	Total Rights	19,364
	(Cost $23,096)
MONEY MARKET FUNDS – 7.7%
13,159,875	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (m)	13,159,875
	(Cost $13,159,875)
	Total Investments – 102.7%	174,822,205
	(Cost $177,114,933)
	Net Other Assets and Liabilities – (2.7)%	(4,615,421)
	Net Assets – 100.0%	$170,206,784

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	The issuer may pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (November 1, 2021 through January 31, 2022), the Fund received a portion of the interest in cash and PIK interest with a principal value of $6,901 for Cineworld Group PLC (Crown).
(d)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (November 1, 2021 through January 31, 2022), this security paid all of its interest in cash.
(e)	This issuer has filed for protection in bankruptcy court.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $34,196,135 or 20.1% of net assets.
(g)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(h)	Non-income producing security.
(i)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $312,371 or 0.2% of net assets.
(j)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At January 31, 2022, securities noted as such are valued at $0 or 0.0% of net assets.
(l)	This security’s value was determined using significant unobservable inputs.
(m)	Rate shown reflects yield as of January 31, 2022.

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 126,020,291	$ —	$ 126,020,291	$ —
Corporate Bonds and Notes*	24,239,633	—	24,239,633	—
Foreign Corporate Bonds and Notes*	10,731,303	—	10,731,303	—
Common Stocks:
Oil & Gas Exploration & Production	59,867	—	59,867	—
Pharmaceuticals	252,504	—	252,504	—
Other industry categories*	312,630	312,630	—	—
Warrants*	26,738	—	26,738	—
Rights:
Electric Utilities	19,364	—	19,364	—
Life Sciences Tools & Services	—**	—	—	—**
Money Market Funds	13,159,875	13,159,875	—	—
Total Investments	$ 174,822,205	$ 13,472,505	$ 161,349,700	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Unfunded Loan Commitments
As of January 31, 2022, the Fund had the following unfunded loan commitments:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Civitas Solutions (National Mentor Holdings, Inc.), Term Loan	$ 84,822	$ 84,928	$ 83,856	$ (1,072)
Dexko Global (Dornoch Debt Merger Sub, Inc.), Term Loan	16,756	16,756	16,721	(35)
Veritext Corporation (VT TopCo, Inc.), Term Loan	22,737	22,737	22,756	19
Zelis Payments Buyer, Inc., Term Loan	118,310	118,310	117,422	(888)
		$242,731	$240,755	$(1,976)